Notes to Profit or Loss - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of personnel expense [abstract]
Wages and Salaries	€ 43,476	€ 30,349	€ 28,196
Social Security Contributions	5,686	4,341	4,542
Share-based Payment Expense	6,654	5,585	4,975
Temporary Staff (External)	2,633	1,241	881
Other	5,264	3,121	3,456
Total	€ 63,713	€ 44,637	€ 42,050